UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2008

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  February 9, 2009

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 44
Form 13 F Information Table Value Total: 131,591

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      687    11940 SH       SOLE                    11940
AT&T Corp New                  COM              00206r102      380    13340 SH       SOLE                    13340
Aberdeen Asia-Pacific Income F COM              003009107      119    27692 SH       SOLE                    27692
Agilent Technologies Inc       COM              00846U101     2744   175580 SH       SOLE                   175580
Archer Daniels Midland         COM              039483102     3776   130975 SH       SOLE                   130975
BP PLC - Spons ADR             COM              055622104     4470    95628 SH       SOLE                    95628
Barrick Gold Corp              COM              067901108     1854    50420 SH       SOLE                    50420
Central Fund Canada CL A       COM              153501101     6667   594220 SH       SOLE                   594220
Chubb Corporation              COM              171232101      226     4424 SH       SOLE                     4424
Cisco Systems Inc              COM              17275R102      187    11450 SH       SOLE                    11450
Coca-Cola Co                   COM              191216100      666    14705 SH       SOLE                    14705
ConocoPhillips                 COM              20825C104     3042    58721 SH       SOLE                    58721
Dow Chemical                   COM              260543103     1489    98675 SH       SOLE                    98675
DuPont E I de Nemours & Co     COM              263534109     1458    57646 SH       SOLE                    57646
Duke Realty Corp               COM              264411505     2768   252550 SH       SOLE                   252550
Emerson Electric Co            COM              291011104      253     6900 SH       SOLE                     6900
Exxon Mobil Corporation        COM              30231G102     2344    29358 SH       SOLE                    29358
General Electric Co            COM              369604103     3099   191319 SH       SOLE                   191319
Great Plains Energy Inc        COM              391164100     1996   103282 SH       SOLE                   103282
Helmerich & Payne              COM              423452101     4768   209575 SH       SOLE                   209575
Hewlett Packard Co             COM              428236103    27884   768360 SH       SOLE                   768360
Hospira Inc                    COM              441060100     2400    89485 SH       SOLE                    89485
Intel Corp                     COM              458140100      770    52534 SH       SOLE                    52534
International Business Machine COM              459200101     4931    58587 SH       SOLE                    58587
Johnson & Johnson              COM              478160104      781    13050 SH       SOLE                    13050
Merck & Co                     COM              589331107      486    16000 SH       SOLE                    16000
NSTAR                          COM              67019E107     3825   104825 SH       SOLE                   104825
National Penn Bancshares Inc   COM              637138108      328    22604 SH       SOLE                    22604
Newmont Mining Corp            COM              651639106     5999   147387 SH       SOLE                   147387
Northrop Grumman Corp          COM              666807102     1654    36725 SH       SOLE                    36725
Penn West Energy Trust         COM              707885109     2514   226075 SH       SOLE                   226075
Pfizer Inc                     COM              717081103      324    18310 SH       SOLE                    18310
Procter & Gamble               COM              742718109     1463    23660 SH       SOLE                    23660
SPDR Gold Trust                COM              78463V107     3171    36650 SH       SOLE                    36650
Sonoco Products Co             COM              835495102     2322   100275 SH       SOLE                   100275
Supervalu Inc                  COM              868536103     3093   211875 SH       SOLE                   211875
TECO Energy Inc                COM              872375100     3878   313995 SH       SOLE                   313995
Travelers Cos Inc              COM              89417E109     5676   125580 SH       SOLE                   125580
Verigy Ltd                     COM              y93691106      187    19465 SH       SOLE                    19465
Verizon Communications         COM              92343V104     6948   204949 SH       SOLE                   204949
Wilmington Trust Corporation   COM              971807102      492    22100 SH       SOLE                    22100
Windstream Corporation         COM              97381W104     4399   478125 SH       SOLE                   478125
Wyeth                          COM              983024100      444    11832 SH       SOLE                    11832
Xcel Energy Inc                COM              98389B100     4629   249525 SH       SOLE                   249525